Significant accounting estimates and assumptions (Details) $ in Thousands	12 Months Ended
Mar. 31, 2021 USD ($)
Disclosure of changes in accounting estimates [abstract]
Income from government grants, related to COVID-19 wage subsidy programs	$ 8,121